Commitments and Contingencies	12 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its offices under non-cancelable operating lease agreements. Rent and related utilities expense under all operating leases, included in operating expenses in the Consolidated Statements of Income and Comprehensive Income, amounted to $nil, $130,940 and $165,891 for the years ended September 30, 2018, 2019 and 2020, respectively.

The following table presents future minimum rental payments required under operating leases as of September 30, 2020:

Years ending September 30,	Amount
2021	$138,870
2022	96,784
2023	80,429
2024	61,859
2025 and thereafter	51,550
$429,492